Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

Movements in property, plant and equipment, net were as follows:

	Plant and equipment	Other fixed assets	Total
	(euros in thousands)
Balance as at January 1, 2017
Costs	649	1,386	2,035
Accumulated depreciation	(221)	(1,166)	(1,387)

Book value	428	220	648

Changes in book value
Additions	663	113	776
Depreciation	(186)	(70)	(256)
Disposals (Cost)	(51)	(1,086)	(1,137)
Disposals (Accumulated depreciation)	51	1,086	1,137

Balance	477	43	520

Balance as at December 31, 2017
Costs	1,261	413	1,674
Accumulated depreciation	(356)	(150)	(506)

Book value	905	263	1,168

Changes in book value
Additions	1,498	300	1,798
Depreciation	(448)	(98)	(546)
Disposals (Cost)	—	—	—
Disposals (Accumulated depreciation)	—	—	—

Balance	1,050	202	1,252

Balance as at December 31, 2018
Costs	2,759	713	3,472
Accumulated depreciation	(804)	(248)	(1,052)

Book value	1,955	465	2,420